Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [line items]
Bank balances	$ 106	$ 116
Bank overdrafts	$ 104	$ 110
Maximum [member]
Cash and cash equivalents [line items]
Short-term deposits and repurchase agreements maturity period	3 months